FORM N-Q
                   QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06445
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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/05
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                       Date of reporting period: 03/31/05
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2005 (unaudited)
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Shares or Principal Amount          Description                     Market Value
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Common stocks - 99.61% of net assets

Banking and finance - 4.42%
    7,000  Bancolombia, S.A.                                      $    93,520
   17,920  Banco Latinoamericano de Exportaciones, S.A.               366,285
    3,800  Grupo Financiero Banorte, S.A. de C.V. Series O             24,723
    9,000  Grupo Financiero Inbursa, S.A. de C.V. Series O             17,639

Communications - 11.81%
   11,400  America Movil, S.A. de C.V. Series A                        29,383
   44,600  America Movil, S.A. de C.V. Series L                       114,953
    2,000  America Movil ADR Series L                                 103,200
   11,700  America Telecom, S.A. de C.V. Series A1*                    32,815
    4,100  Atlantic Tele-Network, Inc.                                131,282
   11,600  Carso Global Telecom, S.A. de C.V. Series A1                18,790
    8,000  Garmin Ltd.                                                370,560
      725  Grupo Iusacell, S.A. de C.V. *                               1,285
   16,800  Grupo Radio Centro, S.A. ADR                               127,110
    4,500  Grupo Televisa, S.A. GDR                                   264,600
   12,500  Grupo Televisa, S.A. Series CPO                             36,782
      500  Telefonos de Mexico ADR                                     17,265
   11,400  Telefonos de Mexico, S.A. de C.V. Series A                  18,476
   39,300  Telefonos de Mexico, S.A. de C.V. Series L                  67,880
   13,900  TV Azteca, S.A. de C.V. Series CPO                           7,514

Conglomerates - 2.94%
    5,100  Alfa, S.A. de C.V. Series A                                 27,116
   39,400  Carlisle Holdings, Inc.*                                   261,238
    3,200  Corporacion Interamericana de Entretenimiento,
              S.A. de C.V. Series B*                                    6,529
    7,500  Desc, S.A. de C.V. Series B*                                 2,034
    3,400  Grupo Carso, S.A. de C.V. Series A1                         17,344
      300  Grupo Imsa, S.A. de C.V. Series UBC                            699
    3,300  U.S. Commercial Corp., S.A. de C.V.*                         1,217
    2,900  Vitro, S.A. Series A                                         2,408
    6,000  Vitro, S.A. ADR                                             15,000

Construction, housing and related - 10.33%
   10,642  Cemex, S.A. de C.V. Series CPO                              77,239
    1,936  Ceramica Carabobo Class A ADR*                               3,124
    4,100  Consorcio ARA, S.A. de C.V.*                                13,587
      700  Corporacion Geo S.A. de C.V. Series B                        1,513
      100  Desarrolladora Homex, S.A. de C.V.                             406

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   17,400  Empresas ICA, Sociedad Controladora, S.A. de C.V.*           6,696
      300  Grupo Cementos de Chihuahua, S.A. de C.V.                      597
   14,900  Florida Rock Industries, Inc.                              876,418
    1,665  Hylsamex S.A. CPO                                            5,548
   22,950  Mastec, Inc.*                                              188,420

Consumer products and related manufacturing - 7.13%
  800,000  Atlas Electricas, S.A.                                      32,867
    4,900  Grupo Casa Saba, S.A. ADR                                   82,075
   16,500  Watsco Incorporated                                        694,650

Food, beverages and tobacco - 1.68%
    4,800  Coca-Cola Femsa, S.A. de C.V. ADR                          116,016
      100  Coca-Cola Femsa, S.A. de C.V., Series L                        241
    6,000  Fomento Economico Mexicano, S.A. de C.V. Series UBD         32,164
      300  Gruma S.A. de C.V. Series B                                    679
    7,400  Grupo Bimbo, S.A. de C.V. Series A                          19,815
    7,500  Grupo Modelo, S.A. de C.V. Series C                         22,082

Investment companies - 8.00%
   13,904  The Latin American Discovery Fund, Inc.                    253,748
   24,745  The Latin America Equity Fund, Inc.                        529,543
    5,799  The Mexico Fund                                            125,374

Leisure - 9.00%
    5,500  Carnival Corp.                                             284,955
   16,500  Royal Caribbean Cruises Ltd.                               737,385

Medical - 3.23%
    7,159  CancerVax Corp.                                             47,178
    8,160  Orthofix International N.V.*                               319,464

Pulp and paper - 0.16%
    5,900  Kimberly-Clark de Mexico, S.A. de C.V. Series A             17,683

Railroad and landholdings - 18.88%
   50,500  Florida East Coast Industries, Inc.                      2,145,240

Retail - 0.78%
    3,700  Controladora Comercial Mexicana, S.A. de C.V.
             Series UBC                                                 3,778
    1,380  Grupo Elektra, S.A. de C.V. Series CPO                      11,052
   21,169  Wal-Mart de Mexico, S.A. de C.V. Series V                   74,264

Trucking and marine freight - 9.41%
   14,800  Grupo TMM, S.A. ADR*                                        45,288
      600  Seaboard Corporation                                       643,800
   39,600  Trailer Bridge, Inc.*                                      380,160

Utilities - 8.83%
   12,000  Caribbean Utilities Ltd. Class A                           137,400
   26,000  Consolidated Water, Inc.                                   865,800
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Other - 3.01%
      300  Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         838
      200  Grupo Mexico, S.A. de C.V. Series B                          1,052
   41,337  Margo Caribe, Inc.*                                        322,470
      843  Siderurgica Venezolana Sivensa ADR                           1,865
       75  Siderurgica Venezolana Sivensa Series B                        166
   45,000  Xcelera, Inc.*                                              15,750

Total common stocks (cost $7,164,241)                             $11,316,037

Bonds - 0% of net assets
  165,000  Republic of Cuba - 4.5%, 1977 -
             in default (cost $63,038)*                                    --

Other assets less liabilities - 0.39% of net assets               $    44,669

Net assets - 100%  (applicable to 1,677,636 shares; equivalent
           to $6.77 per share) (a)                                $11,360,706

*Non-income producing

(a) The cost for federal income tax purposes was $7,227,279. At March 31, 2005, net unrealized gain for all securities based on tax cost was $4,088,758. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $4,692,180 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $603,422.

ITEM 2. CONTROLS AND PROCEDURES

            (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld

Thomas J. Herzfeld
Chairman and President

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Thomas J. Herzfeld

Thomas J. Herzfeld
Chairman and President

Date: April 27, 2005


By /s/Cecilia L. Gondor

Cecilia L. Gondor
Treasurer

Date: April 27, 2005